UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus/Standish Global Fixed Income Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus/Standish Global Fixed Income Fund

SEMIANNUAL REPORT June 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus/Standish Global Fixed Income Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish Global Fixed Income Fund, covering the six-month period from January 1, 2017 through June 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the first half of 2017 as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, growth-oriented companies and away from smaller, economically sensitive companies that had been expected to benefit from a new presidential administration’s stimulative policy proposals. International stocks fared particularly well amid more positive economic data from Europe and the emerging markets. In the bond market, despite short-term interest-rate hikes from the Federal Reserve Board, yields of longer-term U.S. government securities moderated somewhat and prices rose when it became clear that major tax and fiscal reforms would take time and political capital to enact.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits, a robust labor market, and muted inflation. While we currently expect these favorable conditions to persist over the second half of the year, we remain watchful for economic and political risks that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
July 17, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from January 1, 2017 through June 30, 2017, as provided by portfolio managers David Leduc, CFA, and Brendan Murphy, CFA, of Standish Mellon Asset Management Co., Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2017, Dreyfus/Standish Global Fixed Income Fund’s Class A shares achieved a total return of 2.59%, Class C shares returned 2.23%, Class I shares returned 2.77%, and Class Y shares returned 2.79%.1 In comparison, the Bloomberg Barclays Global Aggregate Index (Hedged) (the “Index”), the fund’s benchmark, produced a total return of 1.43% for the same period.2

Global bonds generally produced positive returns during the reporting period despite rising interest rates in some major markets. The fund’s interest-rate and country-allocation strategies enabled it to outperform the Index.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar- and non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets. The fund invests principally in bonds, notes, mortgage-related securities, asset-backed securities, floating rate loans (limited to up to 20% of the fund’s net assets) and other floating rate securities and Eurodollar and Yankee dollar instruments. The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States. The fund may invest up to 25% of its assets in emerging markets generally and up to 7% of its net assets in any single emerging market country.

We focus on identifying undervalued government bond markets, currencies, sectors and securities and de-emphasize the use of interest-rate forecasting. We look for fixed-income securities with the potential for credit upgrades, unique structural characteristics or innovative features. We select securities by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies, and by focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

Changing Monetary Policies Influenced Global Bonds

The first half of 2017 was characterized by a shift in the monetary policies of major central banks, particularly the European Central Bank and the Federal Reserve Board (the “Fed”) in the United States. Evidence of stronger economic growth prompted a move away from the aggressively accommodative monetary policies of the past few years, which included historically low short-term rates in the United States and, at times, negative interest rates in Europe. In light of persistently low inflation, the shift in central banks’ policy stances appeared also to stem from a decision to focus more intently on economic stability and less on inflationary pressures.

While interest rates climbed in several major markets, such as Germany and other countries in the core of Europe, other nations saw lower rates, including New Zealand and Portugal. In the United States, short-term interest rates rose when the Fed twice raised its target for the overnight federal funds rate. In contrast, longer-term U.S. interest rates moderated in the wake of a spike during the final weeks of 2016 as investors came to realize that the new presidential administration’s stimulative policy proposals would take time and political capital to enact. Meanwhile, corporate-backed bonds generally continued to produce robust returns in an environment of growing corporate earnings.

DISCUSSION OF FUND PERFORMANCE (continued)

Fund Strategies Bolstered Relative Results

The fund achieved positive results compared to the Index on the strength of several investment strategies. Our country allocations proved favorable due to overweighted exposure to Mexico, Australia, and New Zealand and underweighted positions in Germany and the United Kingdom. Positions in emerging-market bonds from Morocco, Indonesia, and Argentina also fared well, as did exposure to Latin American currencies such as the Mexican peso and Argentinian peso. Furthermore, our interest-rate strategies proved effective when a relatively short average duration helped the fund cushion the impact of rising interest rates. We maintained relatively light exposure to bonds with longer-term maturities, instead emphasizing intermediate-term securities.

Although disappointments during the reporting period proved relatively mild, underweighted exposure to Asian currencies weighed to a modest degree on relative performance.

At times during the reporting period, we employed futures contracts and swap options to establish our interest-rate strategies, and options to set currency exposures.

A More Cautious Investment Posture

In light of recent shifts toward less accommodative global monetary policies, we have adopted a more defensive investment posture, including underweighted exposure to bonds in Europe and the United Kingdom where interest rates are expected to rise. We have reduced the fund’s exposure to corporate-backed bonds toward the lower end of its range, and we have moderated the fund’s overweighted positions in emerging-market and inflation-linked bonds. In our view, these strategies should position the fund to weather bouts of heightened market volatility as interest rates rise and central banks pare back their quantitative easing programs.

July 17, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. The fixed-income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: FactSet. — The Bloomberg Barclays Global Aggregate Index (Hedged) is a flagship measure of global investment-grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Global Fixed Income Fund from January 1, 2017 to June 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.17	$7.87	$2.66	$2.41
Ending value (after expenses)	$1,025.90	$1,022.30	$1,027.70	$1,027.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.16	$7.85	$2.66	$2.41
Ending value (after expenses)	$1,020.68	$1,017.01	$1,022.17	$1,022.41

† Expenses are equal to the fund’s annualized expense ratio of .83% for Class A, 1.57% for Class C, .53 % for Class I and .48% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2017 (Unaudited)

Bonds and Notes - 95.4%	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Argentina - 2.2%
Argentine Government, Sr. Unscd. Bonds		6.88	1/26/27	11,200,000		11,608,800
Argentine Government, Unscd. Bonds	ARS	21.20	9/19/18	413,775,000		26,718,160
Buenos Aires Province, Sr. Unscd. Notes		5.75	6/15/19	7,050,000	[b]	7,291,462
Buenos Aires Province, Sr. Unscd. Notes		9.13	3/16/24	6,800,000	[b]	7,650,000
Buenos Aires Province, Unscd. Bonds	ARS	0.00	5/31/22	114,000,000	[c]	7,012,694
					60,281,116
Australia - 7.0%
Australian Government, Sr. Unscd. Bonds, Ser. 126	AUD	4.50	4/15/20	236,950,000		194,848,927
Belgium - 1.0%
Belgium Government, Unscd. Bonds, Ser. 74	EUR	0.80	6/22/25	22,900,000	[b]	26,816,623
Brazil - .5%
Brazilian Government, Unscd. Notes	BRL	10.00	1/1/21	49,250,000		14,897,750
Canada - 3.9%
BMW Canada Auto Trust, Ser. 2016-1A, Cl. A1	CAD	1.37	9/20/18	1,812,777	[b]	1,398,430
BMW Canada Auto Trust, Ser. 2017-1A, Cl. A2	CAD	1.68	5/20/20	12,350,000	[b]	9,483,158
Canadian Government, Unscd. Bonds	CAD	0.75	9/1/20	34,010,000		25,838,211
Canadian Government, Unscd. Bonds	CAD	2.25	6/1/25	12,700,000		10,240,795
Canadian Government, Unscd. Bonds	CAD	3.50	12/1/45	12,360,000		12,203,880
Cenovus Energy, Sr. Unscd. Notes		4.25	4/15/27	10,825,000	[b,d]	10,333,556
CNH Capital Canada Receivables Trust, Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	986,960	[b]	762,770
CNH Capital Canada Receivables Trust, Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/23	11,025,000	[b]	8,456,638
GMF Canada Leasing Trust, Ser. 16-1A, Cl. A1	CAD	1.38	8/20/18	1,227,107	[b]	946,542
GMF Canada Leasing Trust, Ser. 16-1A, Cl. A2	CAD	1.64	3/20/19	5,050,000	[b]	3,894,863
GMF Canada Leasing Trust, Ser. 16-1A, Cl. A3	CAD	1.83	6/21/21	5,800,000	[b]	4,470,848
MBARC Credit Canada, Ser. 2016-AA, Cl. A1	CAD	1.26	9/17/18	7,666,888	[b]	5,913,105
MBARC Credit Canada, Ser. 2016-AA, Cl. A2	CAD	1.53	6/17/19	11,025,000	[b]	8,488,689
MBARC Credit Canada, Ser. 2016-AA. Cl. A3	CAD	1.72	7/15/21	3,350,000	[b]	2,578,270
Teck Resources, Gtd. Notes		6.25	7/15/41	3,575,000		3,726,938
					108,736,693

Bonds and Notes - 95.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Chile - .5%
Chilean Government, Unscd. Bonds	CLP	4.50	3/1/21	8,890,000,000		14,014,186
Colombia - .5%
Colombian Government, Sr. Unscd. Bonds, Ser. B	COP	10.00	7/24/24	37,206,900,000		14,911,146
Czech Republic - .1%
Czech Government, Bonds, Ser. 100	CZK	0.25	2/10/27	70,500,000		2,902,935
Egypt - .1%
Arab Republic of Egypt, Sr. Unscd. Notes		8.50	1/31/47	3,000,000	[b]	3,241,620
France - 1.3%
AXA, Sub. Notes	EUR	5.25	4/16/40	3,500,000		4,479,208
French Government, Unscd. Bonds	EUR	2.00	5/25/48	14,200,000		16,783,552
SFR Group, Sr. Scd. Notes		7.38	5/1/26	3,375,000	[b]	3,674,531
Societe Generale, Gtd. Notes		2.75	10/12/17	4,510,000		4,524,928
Societe Generale, Sr. Unscd. Notes	EUR	2.38	2/28/18	5,300,000		6,158,609
					35,620,828
Germany - 1.5%
Allianz, Jr. Sub. Bonds	EUR	3.38	12/31/49	3,100,000		3,797,884
Allianz, Sub. Notes	EUR	5.63	10/17/42	4,300,000		5,931,116
Driver thirteen, Ser. 13, Cl. A	EUR	0.00	2/22/21	1,503,974	[c]	1,721,681
Globaldrive Auto Receivables, Ser. 16-A, Cl. A	EUR	0.00	1/20/24	3,270,240	[c]	3,748,977
Globaldrive Auto Receivables, Ser. 16-B, Cl. A	EUR	0.13	8/20/24	11,045,519	[c]	12,704,743
KFW, Govt. Gtd. Notes	AUD	4.00	1/16/19	18,050,000		14,284,995
					42,189,396
Hungary - .1%
Hungarian Development Bank, Govt. Gtd. Notes		6.25	10/21/20	1,400,000	[b]	1,554,483
Indonesia - .2%
Indonesian Government, Sr. Unscd. Notes	EUR	3.75	6/14/28	5,200,000	[b]	6,514,973
Ireland - .8%
AerCap Ireland Capital, Gtd. Notes		4.50	5/15/21	4,550,000		4,831,331
AerCap Ireland Capital, Gtd. Notes		5.00	10/1/21	2,000,000		2,166,324
Irish Government, Unscd. Bonds	EUR	2.00	2/18/45	2,150,000		2,496,491
MMC Norilsk Nickel, Sr. Unscd. Notes		4.10	4/11/23	9,500,000	[b]	9,475,062

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 95.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Ireland - .8% (continued)
Park Aerospace Holdings, Gtd. Notes		5.50	2/15/24	2,225,000	[b]	2,329,575
					21,298,783
Israel - .1%
Israeli Government, Bonds, Ser. 0327	ILS	2.00	3/31/27	12,975,000		3,712,270
Italy - .8%
Enel, Sr. Unscd. Bonds	EUR	4.88	2/20/18	2,165,000		2,551,888
Intesa Sanpaolo, Gtd. Notes		3.88	1/15/19	15,308,000		15,691,971
Intesa Sanpaolo, Sr. Unscd. Notes		3.88	1/16/18	3,585,000		3,618,667
Intesa Sanpaolo, Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,284,892
					23,147,418
Ivory Coast - .2%
Ivory Coast Government, Sr. Unscd. Bonds	EUR	5.13	6/15/25	2,450,000	[b]	2,834,877
Ivory Coast Government, Sr. Unscd. Bonds		6.13	6/15/33	3,700,000	[b]	3,565,875
					6,400,752
Japan - 15.5%
Development Bank of Japan, Govt. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		3,137,198
Japanese Government, Sr. Unscd. Bonds, Ser. 118	JPY	0.20	6/20/19	3,147,850,000		28,156,122
Japanese Government, Sr. Unscd. Bonds, Ser. 128	JPY	0.10	6/20/21	14,474,750,000		129,619,504
Japanese Government, Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	6,425,050,000		55,853,749
Japanese Government, Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	5,811,000,000	[e]	53,773,160
Japanese Government, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	6,182,700,000	[e]	57,396,075
Japanese Government, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	3,189,000,000	[e]	29,618,403
Japanese Government, Sr. Unscd. Bonds, Ser. 307	JPY	1.30	3/20/20	3,206,400,000		29,588,081
Japanese Government, Sr. Unscd. Bonds, Ser. 336	JPY	0.50	12/20/24	3,779,400,000		34,858,854
Japanese Government, Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	513,000,000		5,579,857
					427,581,003
Kuwait - .6%
Kuwaiti International Bond, Sr. Unscd. Notes		3.50	3/20/27	17,000,000	[b]	17,398,225
Luxembourg - .6%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/26	3,575,000	[b]	3,977,188
E-Carat, Ser. 16-1, Cl. A	EUR	0.08	10/18/24	7,063,503	[c]	8,105,845

Bonds and Notes - 95.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Luxembourg - .6% (continued)
Volkswagen Car Lease, Ser. 22, Cl. A	EUR	0.25	8/21/21	3,429,276	[c]	3,930,801
					16,013,834
Mexico - 1.9%
Banco Nacional de Comercio Exterior, Sr. Unscd. Notes		4.38	10/14/25	7,100,000	[b]	7,366,250
Mexican Government, Bonds, Ser. M	MXN	8.00	11/7/47	384,000,000		23,084,644
Mexican Government, Sr. Unscd. Bonds, Ser. M	MXN	7.75	11/13/42	371,750,000		21,679,741
					52,130,635
Morocco - .2%
Moroccan Government, Sr. Unscd. Bonds	EUR	3.50	6/19/24	3,870,000		4,815,620
Netherlands - 4.3%
ABN AMRO Bank, Sub. Notes		4.75	7/28/25	9,350,000	[b]	9,875,853
ABN AMRO Bank, Sub. Notes	EUR	2.88	1/18/28	3,700,000		4,507,911
Equate Petrochemical, Gtd. Notes		3.00	3/3/22	7,225,000	[b]	7,133,965
Iberdrola International, Gtd. Notes	EUR	1.13	1/27/23	1,400,000		1,640,189
Iberdrola International, Gtd. Notes	EUR	5.75	2/27/49	800,000		946,736
ING GROEP, Sub. Notes	EUR	3.00	4/11/28	2,500,000	[c]	3,065,057
Lukoil International Finance, Gtd. Notes		4.75	11/2/26	12,950,000	[b]	13,281,261
Mylan, Gtd. Notes		2.50	6/7/19	6,125,000		6,177,062
Petrobras Global Finance, Gtd. Notes		6.13	1/17/22	4,640,000		4,802,400
Petrobras Global Finance, Gtd. Notes		7.38	1/17/27	5,865,000		6,219,832
Petrobras Global Finance, Gtd. Notes		7.25	3/17/44	8,350,000		8,241,450
Rabobank Nederland, Sub. Bonds	EUR	2.50	5/26/26	6,180,000		7,411,426
Schaeffler Finance, Sr. Scd. Notes		4.75	5/15/23	3,375,000	[b]	3,493,125
Shell International Finance, Gtd. Notes		3.75	9/12/46	13,750,000		13,065,525
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes		2.80	7/21/23	3,200,000		3,116,317
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes		3.15	10/1/26	5,600,000	[d]	5,329,274
Vonovia Finance, Gtd. Notes		3.20	10/2/17	1,585,000	[b]	1,588,834
Vonovia Finance, Gtd. Notes	EUR	1.63	12/15/20	9,000,000		10,732,002

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 95.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Netherlands - 4.3% (continued)
WPC, Gtd. Bonds	EUR	2.25	7/19/24	6,100,000		7,187,597
					117,815,816
New Zealand - 2.3%
New Zealand Government, Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	81,958,000	[f]	64,092,617
Norway - .3%
Norwegian Government, Unscd. Bonds, Ser. 474	NOK	3.75	5/25/21	61,700,000	[b]	8,183,776
Peru - .2%
Peruvian Government, Sr. Unscd. Bonds	EUR	2.75	1/30/26	5,000,000		6,246,060
Poland - 1.4%
Polish Government, Bonds, Ser. 0727	PLN	2.50	7/25/27	157,500,000		39,584,857
Portugal - 2.4%
Portuguese Government, Sr. Unscd. Bonds	EUR	2.88	7/21/26	26,450,000		30,427,711
Portuguese Government, Sr. Unscd. Bonds	EUR	4.13	4/14/27	29,100,000		36,326,474
					66,754,185
Romania - .3%
Romanian Government, Unscd. Notes	EUR	2.88	5/26/28	6,475,000	[b]	7,635,055
Russia - .6%
Russian Government, Unscd. Bonds, Ser. 6215	RUB	7.00	8/16/23	996,225,000		16,351,773
Senegal - .3%
Senegalese Government, Unscd. Notes		6.25	5/23/33	7,000,000	[b]	7,122,591
Serbia - .2%
Serbian Government, Sr. Unscd. Notes		7.25	9/28/21	3,600,000		4,164,512
South Africa - 1.1%
South African Government, Bonds, Ser. 2048	ZAR	8.75	2/28/48	382,300,000		26,088,158
South African Government, Bonds, Ser. R186	ZAR	10.50	12/21/26	65,800,000		5,583,884
					31,672,042
South Korea - 3.1%
Republic of Korea, Sr. Unscd. Bonds, Ser. 2506	KRW	2.25	6/10/25	6,341,600,000		5,588,961
Republic of Korea, Sr. Unscd. Bonds, Ser. 2512	KRW	2.25	12/10/25	90,268,000,000		79,410,514
					84,999,475
Spain - 2.1%
BBVA Subordinated Capital, Gtd. Notes	EUR	3.50	4/11/24	10,000,000		12,009,548
Driver Espana, Ser. 3, Cl. A	EUR	0.68	12/21/26	4,595,085	[c]	5,295,705

Bonds and Notes - 95.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Spain - 2.1% (continued)
Spanish Government, Sr. Unscd. Bonds	EUR	2.90	10/31/46	30,600,000		35,383,692
Telefonica Emisiones, Gtd. Notes	EUR	1.53	1/17/25	5,300,000		6,148,688
					58,837,633
Sri Lanka - .5%
Sri Lankan Government, Sr. Unscd. Bonds		5.75	1/18/22	12,075,000	[b]	12,545,889
Sri Lankan Government, Sr. Unscd. Notes		6.20	5/11/27	2,625,000	[b]	2,627,384
					15,173,273
Supranational - 3.8%
European Investment Bank, Sr. Unscd. Bonds	CAD	1.25	11/5/20	15,050,000	[b]	11,464,136
European Investment Bank, Sr. Unscd. Notes	CAD	1.13	9/16/21	8,500,000		6,407,039
International Bank for Reconstruction & Development, Sr. Unscd. Notes		1.88	4/21/20	4,500,000		4,522,577
International Bank for Reconstruction & Development, Sr. Unscd. Notes	NZD	3.50	1/22/21	69,975,000		52,248,731
International Finance Corporation, Sr. Unscd. Notes	INR	6.30	11/25/24	328,130,000		5,162,582
Nordic Investment Bank, Sr. Unscd. Notes	NOK	1.38	7/15/20	215,000,000		26,076,297
					105,881,362
Switzerland - .3%
Credit Suisse Group, Sr. Unscd. Notes		4.28	1/9/28	8,725,000	[b]	9,030,349
Thailand - .3%
Thai Government, Sr. Unscd. Bonds	THB	2.13	12/17/26	257,000,000		7,291,719
Turkey - .6%
Turkish Government, Unscd. Bonds	TRY	2.00	9/18/24	47,525,000		16,322,663
Ukraine - .1%
Ukrainian Government, Sr. Unscd. Notes		0.00	5/31/40	3,800,000	[c]	1,488,384
United Kingdom - 5.7%
Barclays, Jr. Sub. Bonds		7.88	12/31/49	6,000,000		6,470,340
Barclays, Sub. Notes		5.20	5/12/26	8,100,000		8,554,029
HSBC Holdings, Sub. Notes		4.38	11/23/26	5,800,000		6,030,388
International Game Technology, Sr. Scd. Notes		6.25	2/15/22	3,275,000	[b]	3,594,313
Lloyds Banking Group, Sr. Unscd. Notes		3.10	7/6/21	4,000,000		4,066,484
Lloyds Banking Group, Sr. Unscd. Notes		3.75	1/11/27	8,500,000		8,569,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 95.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
United Kingdom - 5.7% (continued)
Royal Bank of Scotland Group, Sr. Unscd. Notes		3.88	9/12/23	28,725,000		29,333,884
Santander UK Group Holdings, Sr. Unscd. Notes		3.57	1/10/23	6,525,000		6,679,708
United Kingdom Gilt, Unscd. Bonds	GBP	1.50	1/22/21	15,600,000		21,052,340
United Kingdom Gilt, Unscd. Bonds	GBP	3.25	1/22/44	34,550,000		57,494,173
Vodafone Group, Sr. Unscd. Notes	EUR	1.25	8/25/21	5,400,000		6,354,489
					158,199,967
United States - 25.6%
21st Century Fox America, Gtd. Notes		3.70	10/15/25	2,600,000		2,669,737
A10 Term Asset Financing, Ser. 2013-2, Cl. A		2.62	11/15/27	193,777	[b]	193,674
Abbott Laboratories, Sr. Unscd. Notes		3.75	11/30/26	2,850,000		2,915,225
Abbott Laboratories, Sr. Unscd. Notes		4.90	11/30/46	10,800,000		11,984,306
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/24	8,250,000		9,516,484
Ally Financial, Gtd. Notes		3.50	1/27/19	3,310,000		3,363,788
AMC Networks, Gtd. Notes		5.00	4/1/24	2,759,000		2,831,424
American Homes 4 Rent, Ser. 2014-SFR3, Cl. A		3.68	12/17/36	2,531,214	[b]	2,640,927
AmeriCredit Automobile Receivables Trust, Ser. 2013-1, Cl. D		2.09	2/8/19	2,430,730		2,431,107
AmeriCredit Automobile Receivables Trust, Ser. 2013-4, Cl. C		2.72	9/9/19	573,116		574,465
Amgen, Sr. Unscd. Notes		4.40	5/1/45	2,825,000		2,917,434
Antero Resources, Gtd. Notes		5.63	6/1/23	915,000		931,013
Antero Resources, Gtd. Notes		5.00	3/1/25	2,775,000	[b]	2,705,625
Apple, Sr. Unscd. Notes		3.25	2/23/26	8,895,000		9,065,081
Aventura Mall Trust, Ser. 2013-AVM, Cl. A		3.74	12/5/32	2,305,000	[b,c]	2,420,927
BAE Systems Holdings, Gtd. Bonds		3.80	10/7/24	1,301,000		1,359,286
BAE Systems Holdings, Gtd. Bonds		3.80	10/7/24	2,800,000	[b]	2,925,443
Barclays Commercial Mortgage Securities Trust, Ser. 2013-TYSN, Cl. A2		3.76	9/5/32	1,245,000	[b]	1,308,377
Bear Stearns ALT-A Trust, Ser. 2004-2, Cl. 2A1		3.32	3/25/34	641,530	[c]	637,988
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2005-PWR10, Cl. AJ		5.59	12/11/40	225,294	[c]	245,004

Bonds and Notes - 95.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 25.6% (continued)
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	3,008,720		3,017,743
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR16, Cl. AJ	5.65	6/11/40	387,529	[c]	386,758
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR17, Cl. AJ	5.93	6/11/50	2,000,000	[c]	2,019,960
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR18, Cl. AJ	6.26	6/11/50	950,000	[c]	953,653
Branch Banking & Trust, Sub. Bonds	3.80	10/30/26	10,890,000		11,428,859
Branch Banking & Trust, Sub. Notes	3.63	9/16/25	7,850,000		8,173,812
Bway Holding, Sr. Scd. Notes	5.50	4/15/24	6,656,000	[b]	6,814,080
Capital Auto Receivables Asset Trust, Ser. 2013-3, Cl. D	3.69	2/20/19	855,000		858,004
Capital Auto Receivables Asset Trust, Ser. 2014-1, Cl. D	3.39	7/22/19	900,000		909,960
Capital Auto Receivables Asset Trust, Ser. 2014-2, Cl. C	2.41	5/20/19	2,275,000		2,280,738
Capital Auto Receivables Asset Trust, Ser. 2014-3, Cl. D	3.14	2/20/20	2,850,000		2,886,174
Capital Auto Receivables Asset Trust, Ser. 2015-2, Cl. B	2.29	5/20/20	6,000,000		6,029,130
Capital Auto Receivables Asset Trust, Ser. 2015-2, Cl. D	3.16	11/20/20	7,275,000		7,371,020
Capital One Financial, Sub. Notes	3.75	7/28/26	15,000,000		14,666,700
CarMax Auto Owner Trust, Ser. 2014-4, Cl. D	3.04	5/17/21	2,625,000		2,644,522
CarMax Auto Owner Trust, Ser. 2015-2, Cl. D	3.04	11/15/21	1,000,000		1,005,822
CCO Holdings, Sr. Unscd. Notes	5.88	4/1/24	3,420,000	[b]	3,659,400
Cheniere, Sr. Scd. Notes	5.13	6/30/27	3,700,000	[b]	3,797,125
Chrysler Capital Auto Receivables Trust, Ser. 2013-AA, Cl. D	2.93	8/17/20	5,100,000	[b]	5,122,847
Chrysler Capital Auto Receivables Trust, Ser. 2013-BA, Cl. C	2.24	9/16/19	1,135,000	[b]	1,138,787
Chrysler Capital Auto Receivables Trust, Ser. 2015-AA, Cl. D	3.15	1/18/22	3,100,000	[b]	3,079,506
Chrysler Capital Auto Receivables Trust, Ser. 2015-BA, Cl. C	3.26	4/15/21	3,500,000	[b]	3,550,045
Citigroup, Sr. Unscd. Notes	4.65	7/30/45	7,920,000		8,659,261
Citigroup, Sub. Bonds	4.40	6/10/25	5,870,000		6,118,976
Citizens Bank, Sr. Unscd. Notes	2.25	3/2/20	7,775,000		7,772,162
Cobalt CMBS Commercial Mortgage Trust, Ser. 2007-C3, Cl. AJ	5.89	5/15/46	5,280,981	[c]	5,413,006

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 95.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 25.6% (continued)
Colony American Homes, Ser. 2014-1A, Cl. C		3.06	5/17/31	1,625,000	[b,c]	1,639,848
Colony Starwood Homes, Ser. 2016-2A, Cl. A		2.46	12/17/33	12,496,350	[b,c]	12,616,424
Commercial Mortgage Trust, Ser. 2006-C8, Cl. AJ		5.38	12/10/46	10,510,438		10,613,394
Commercial Mortgage Trust, Ser. 2013-WWP, Cl. B		3.73	3/10/31	1,225,000	[b]	1,267,382
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	580,366		594,584
Cox Communications, Sr. Unscd. Notes		3.35	9/15/26	3,250,000	[b]	3,197,916
Crown Castle International, Sr. Unscd. Notes		2.25	9/1/21	4,675,000		4,604,782
Daimler Finance North America, Gtd. Notes		1.50	7/5/19	8,225,000	[b]	8,149,404
Davita Healthcare Partners, Gtd. Notes		5.00	5/1/25	3,600,000		3,618,000
Dell Equipment Finance Trust, Ser. 2015-1, Cl. C		2.42	3/23/20	6,880,000	[b]	6,901,512
Dell Equipment Finance Trust, Ser. 2016-1, Cl. A2		1.43	9/24/18	7,533,558	[b]	7,533,335
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/24	5,814,000		7,060,576
DISH DBS, Gtd. Notes		5.88	11/15/24	3,425,000		3,667,216
Drive Auto Receivables Trust, Ser. 2015-AA, Cl. C		3.06	5/17/21	4,844,097	[b]	4,879,793
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. C		3.02	11/15/21	7,850,000	[b]	7,887,658
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. D		4.18	3/15/24	8,000,000	[b]	8,174,088
DT Auto Owner Trust, Ser. 2014-1A, Cl. D		3.98	1/15/21	2,185,757	[b]	2,200,275
DT Auto Owner Trust, Ser. 2014-3A, Cl. D		4.47	11/15/21	2,425,000	[b]	2,479,768
DT Auto Owner Trust, Ser. 2015-3A, Cl. B		2.46	11/15/19	2,983,325	[b]	2,987,857
DT Auto Owner Trust, Ser. 2016-1A, Cl. C		3.54	10/15/21	865,000	[b]	872,186
Duke Energy, Sr. Unscd. Notes		2.65	9/1/26	2,800,000		2,664,880
Duke Energy, Sr. Unscd. Notes		3.75	9/1/46	5,375,000		5,136,135
Energy Transfer Partners, Sr. Unscd. Notes		4.75	1/15/26	2,865,000		2,985,877
Energy Transfer Partners, Sr. Unscd. Notes		4.20	4/15/27	2,050,000	[d]	2,045,939
Federal Home Loan Mortgage Corporation, Structured Agency Credit Risk Debt Notes, Ser. 2014-DN3, Cl. M2		3.42	8/25/24	124,684	[c,g]	125,233
First Data, Scd. Notes		5.75	1/15/24	3,425,000	[b]	3,570,563
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF4, Cl. M1		1.88	6/25/34	2,066,435	[c]	2,054,537

Bonds and Notes - 95.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 25.6% (continued)
Flagship Credit Auto Trust, Ser. 2015-2, Cl. A	1.98	10/15/20	937,032	[b]	938,520
Ford Credit Auto Owner Trust, Ser. 2014-A, Cl. B	1.71	5/15/19	1,750,000		1,751,929
Ford Credit Floorplan Master Owner Trust A, Ser. 2015-1, Cl. A1	1.42	1/15/20	8,355,000		8,352,374
Ford Motor Credit, Sr. Unscd. Notes	2.55	10/5/18	1,700,000		1,711,756
Ford Motor Credit, Sr. Unscd. Notes	3.34	3/18/21	3,475,000		3,544,858
Freeport-McMoRan, Gtd. Notes	5.45	3/15/43	4,275,000		3,707,708
GAHR Commercial Mortgage Trust, Ser. 2015-NRF, Cl. EFX	3.38	12/15/34	3,620,000	[b,c]	3,611,711
General Electric, Jr. Sub. Debs., Ser. D	5.00	12/31/49	3,085,000	[c]	3,278,275
General Motors Financial, Gtd. Notes	3.10	1/15/19	4,475,000		4,537,977
General Motors Financial, Gtd. Notes	2.35	10/4/19	9,650,000		9,654,738
Genesis Energy, Gtd. Notes	6.75	8/1/22	2,100,000		2,115,750
GM Financial Automobile Leasing Trust, Ser. 2015-1, Cl. D	3.01	3/20/20	3,350,000		3,366,779
Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/26	10,380,000		10,338,304
Goldman Sachs Group, Sub. Notes	4.25	10/21/25	6,710,000		6,948,594
Great Plains Energy, Sr. Unscd. Notes	3.90	4/1/27	3,075,000		3,117,211
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2	2.64	5/10/49	4,200,000		4,251,468
HCA, Sr. Scd. Notes	5.50	6/15/47	3,915,000		4,061,813
Hyundai Auto Receivables Trust, Ser. 2015-A, Cl. C	1.98	7/15/20	1,320,000		1,321,926
Icahn Enterprises, Gtd. Notes	5.88	2/1/22	3,765,000		3,873,244
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-CB17, Cl. AM	5.46	12/12/43	316,299		316,148
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-LDP9, Cl. AM	5.37	5/15/47	3,442,144		3,439,620
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2007-LDPX, Cl. AM	5.46	1/15/49	2,916,007	[c]	2,913,938
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/26	9,610,000		9,554,483
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS	1.95	11/25/36	14,034	[c]	13,862
Kinder Morgan, Gtd. Notes	4.30	6/1/25	1,950,000		2,030,849
Kinder Morgan, Gtd. Notes	5.55	6/1/45	2,891,000		3,078,629

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 95.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 25.6% (continued)
Kraft Heinz Foods, Gtd. Notes	EUR	2.00	6/30/23	5,300,000		6,317,832
Kraft Heinz Foods, Gtd. Notes	EUR	2.25	5/25/28	13,575,000		15,541,525
Kubota Credit Owner Trust, Ser. 2016-1A, Cl. A3		1.50	7/15/20	4,900,000	[b]	4,871,202
Metropolitan Life Global Funding I, Scd. Notes		1.50	1/10/18	4,605,000	[b]	4,604,194
Morgan Stanley, Sr. Unscd. Notes		4.00	7/23/25	3,450,000		3,604,929
Morgan Stanley Capital I Trust, Ser. 2007-IQ14, Cl. AM		5.68	4/15/49	563,205	[c]	570,752
Morgan Stanley Mortgage Loan Trust, Ser. 2005-1, Cl. 4A1		1.32	3/25/35	228,942	[c]	216,619
New Residential Mortgage Loan Trust, Ser. 2017-3A, Cl. A1		4.00	4/25/57	11,650,000	[b,c]	12,224,660
Newell Brands, Sr. Unscd. Notes		2.60	3/29/19	737,000		744,526
Occidental Petroleum, Sr. Unscd. Notes		3.00	2/15/27	6,675,000		6,508,619
OneMain Financial Issuance Trust, Ser. 2014-2A, Cl. A		2.47	9/18/24	1,965,145	[b]	1,970,165
OneMain Financial Issuance Trust, Ser. 2015-1A, Cl. A		3.19	3/18/26	5,344,000	[b]	5,403,986
OneMain Financial Issuance Trust, Ser. 2015-1A, Cl. B		3.85	3/18/26	3,250,000	[b]	3,300,120
OneMain Financial Issuance Trust, Ser. 2015-2A, Cl. A		2.57	7/18/25	5,462,083	[b]	5,475,150
Oracle, Sr. Unscd. Notes		4.00	7/15/46	11,100,000		11,255,311
OSCAR US Funding Trust, Ser. 2017-1A, Cl. A2A		2.30	5/11/20	2,950,000	[b]	2,956,404
OSCAR US Funding Trust, Ser. 2017-1A, Cl. A4		3.30	5/10/24	3,560,000	[b]	3,600,456
Prime Security Services Borrower, Scd. Notes		9.25	5/15/23	3,300,000	[b]	3,594,228
Prosper Marketplace Issuance Trust, Ser. 2017-1A, Cl. A		2.56	6/15/23	5,875,000	[b]	5,895,228
Prudential Financial, Sr. Unscd. Notes		5.38	6/21/20	2,200,000		2,404,857
Prudential Financial, Sr. Unscd. Notes		4.50	11/15/20	4,000,000		4,294,260
Reynolds Group, Gtd. Notes		7.00	7/15/24	3,345,000	[b,d]	3,594,504
Santander Drive Auto Receivables Trust, Ser. 2015-5, Cl. D		3.65	12/15/21	886,000		906,058
Scientific Games International, Gtd. Notes		10.00	12/1/22	3,105,000		3,415,500
SoFi Consumer Loan Program Trust, Ser. 2016-3, Cl. A		3.05	12/26/25	728,342	[b]	735,475
Southern, Sr. Unscd. Notes		3.25	7/1/26	9,275,000		9,091,819
Springleaf Funding Trust, Ser. 2015-AA, Cl. A		3.16	11/15/24	9,175,000	[b]	9,260,720
Springleaf Funding Trust, Ser. 2016-AA, Cl. A		2.90	11/15/29	12,150,000	[b]	12,215,102

Bonds and Notes - 95.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 25.6% (continued)
Sprint Communications, Sr. Unscd. Notes		7.00	8/15/20	4,050,000		4,465,125
Sprint Spectrum, Sr. Scd. Notes		3.42	3/20/23	9,800,000	[b,c]	9,910,250
SunTrust Auto Receivables Trust, Ser. 2015-15A, Cl. A3		1.42	9/16/19	4,004,136	[b]	4,003,966
Targa Resources Partners, Gtd. Notes		5.13	2/1/25	3,425,000	[b]	3,540,594
T-Mobile USA, Gtd. Notes		6.00	3/1/23	2,900,000		3,076,697
Towd Point Mortgage Trust, Ser. 2017-2, Cl. A1		2.75	4/25/57	3,419,386	[b,c]	3,456,166
Tricon American Homes, Ser. 2016-SFR1, Cl. A		2.59	11/17/33	13,190,000	[b]	13,057,655
U.S. Treasury Inflation Protected Securities, Notes		0.63	1/15/26	42,703,085	[h]	42,992,441
U.S. Treasury Inflation Protected Securities, Notes		0.38	1/15/27	36,134,469	[d,h]	35,503,850
U.S. Treasury Notes		2.25	2/15/27	3,750,000		3,733,886
Verizon Communications, Sr. Unscd. Notes		4.13	3/16/27	3,750,000		3,881,059
Verizon Owner Trust, Ser. 2016-1A, Cl. A		1.42	1/20/21	8,000,000	[b]	7,970,382
Visa, Sr. Unscd. Notes		2.20	12/14/20	9,250,000		9,331,030
Wells Fargo & Co., Sr. Unscd. Notes		3.00	4/22/26	6,125,000		5,989,491
Wells Fargo & Co., Sub. Notes		4.30	7/22/27	1,675,000		1,758,624
Westlake Automobile Receivables Trust, Ser. 2014-2A, Cl. D		2.86	7/15/21	2,125,000	[b]	2,128,577
Zayo Group, Gtd. Notes		5.75	1/15/27	3,055,000	[b]	3,203,931
					707,334,916
Uruguay - .3%
Uruguayan Government, Sr. Unscd. Notes	UYU	9.88	6/20/22	194,145,000	[b]	6,999,914
Total Bonds and Notes (cost $2,611,648,728)				2,640,212,155

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Options Purchased - .1%			Face Amount Covered by Contracts ($)		Value ($)
Call Options - .0%
10 Year Interest Rate Swaption, July 2017 @ 2.11			1,120,000		2,486
New Zealand Dollar Cross Currency, September 2017 @ NZD 1.06		AUD	73,400,000		486,295
				488,781
Put Options - .1%
10 Year Interest Rate Swaption, August 2017 @ 1.23			432,500		956,831
10 Year Interest Rate Swaption, July 2017 @ 2.11			1,120,000		1,686,082
South African Rand, July 2017 @ ZAR 13.17			26,400,000		261,409
				2,904,322
Total Options Purchased (cost $2,967,948)			3,393,103
Short-Term Investments - 1.4%	Yield at Date of Purchase (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Treasury Bills (cost $37,402,314)	0.89	9/28/17	37,485,000	[i]	37,393,949
Other Investment - 3.1%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $86,033,929)			86,033,929	[j]	86,033,929

Investment of Cash Collateral for Securities Loaned - .7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $18,336,750)	18,336,750	[j] 18,336,750
Total Investments (cost $2,756,389,669)	100.7%	2,785,369,886
Liabilities, Less Cash and Receivables	(0.7%)	(18,888,266)
Net Assets	100.0%	2,766,481,620

AUD—Australian Dollar

a Principal amount stated in U.S. Dollars unless otherwise noted.

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

RUB—Russian Ruble

THB—Thai Baht

TRY—Turkish Lira

UYU—Uruguayan Peso

ZAR—South African Rand

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $510,232,176 or 18.44% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At June 30, 2017, the value of the fund’s securities on loan was $56,811,682 and the value of the collateral held by the fund was $59,092,477, consisting of cash collateral of $18,336,750 and U.S. Government & Agency securities valued at $40,755,727.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.

f Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.

g The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

h Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

i Held by or on behalf of a counterparty for open futures contracts.

j Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	55.3
Corporate Bonds	24.7
Asset-Backed	9.8
Short-Term/Money Market Investments	5.2
U.S. Government	3.0
Commercial Mortgage-Backed	2.1
Residential Mortgage-Backed	.5
Options Purchased	.1
100.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF FUTURES

June 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) ($)

Futures Long
Australian 3 Year Bond	3,605	309,367,473	September 2017	(1,904,008)
Japanese 10 Year Bond	58	77,407,246	September 2017	(154,972)
Long Term French Government Future	222	37,648,263	September 2017	(445,558)
U.S. Treasury 10 Year Notes	2,342	293,994,187	September 2017	(493,372)
U.S. Treasury 5 Year Notes	2,660	313,443,594	September 2017	(709,734)
Futures Short
Australian 10 Year Bond	470	(46,693,938)	September 2017	742,293
Euro 30 Year Bond	26	(4,855,883)	September 2017	120,533
Euro-Bobl	373	(56,107,202)	September 2017	634,305
Euro-Bond	839	(155,114,478)	September 2017	2,905,030
Euro-Schatz	25	(3,193,743)	September 2017	9,249
Long Gilt	194	(31,728,594)	September 2017	462,158
U.S. Treasury Long Bond	131	(20,133,063)	September 2017	(51,317)
U.S. Treasury Ultra Long Bond	195	(32,345,625)	September 2017	(359,865)
Gross Unrealized Appreciation				4,873,568
Gross Unrealized Depreciation				(4,118,826)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN

June 30, 2017 (Unaudited)

		Face Amount Covered by Contracts ($)	[a]	Value ($)
Call Options:
South African Rand,
July 2017 @ ZAR 15.06		26,400,000		-
Put Options:
New Zealand Dollar Cross Currency,
September 2017 @ NZD 1.03	AUD	73,400,000		(239,525)
Total Options Written (premiums received $725,466)				(239,525)

a Face amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS June 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Citigroup
Indian Rupee,
Expiring
8/24/2017	941,290,000	14,514,881	14,455,994	(58,887)
HSBC
Mexican New Peso,
Expiring
8/25/2017	427,520,000	23,506,255	23,341,970	(164,285)
JP Morgan Chase Bank
Chilean Peso,
Expiring
8/25/2017	9,200,000,000	13,803,206	13,837,229	34,023
Indonesian Rupiah,
Expiring
8/25/2017	332,197,165,000	24,803,791	24,760,837	(42,954)
Malaysian Ringgit,
Expiring
8/25/2017	57,500,000	13,496,068	13,362,925	(133,143)
UBS
Swedish Krona,
Expiring
7/31/2017	232,455,000	26,645,949	27,644,122	998,173
Sales:
Bank of America
Australian Dollar,
Expiring
7/31/2017	54,915,000	41,609,919	42,188,955	(579,036)
Canadian Dollar,
Expiring
7/31/2017	150,910,000	113,832,054	116,444,429	(2,612,375)
Japanese Yen,
Expiring
7/31/2017	41,985,818,000	377,780,939	373,819,987	3,960,952
Thai Baht,
Expiring
8/25/2017	244,260,000	7,163,680	7,190,554	(26,874)
Barclays Bank
Malaysian Ringgit,
Expiring
8/25/2017	9,550,000	2,211,160	2,219,408	(8,248)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Citigroup
Brazilian Real,
Expiring
8/2/2017	49,205,000	14,750,142	14,741,569	8,573
Chilean Peso,
Expiring
8/25/2017	9,200,000,000	13,806,765	13,837,229	(30,464)
Colombian Peso,
Expiring
8/25/2017	42,000,000,000	13,728,586	13,674,984	53,602
Euro,
Expiring
7/31/2017	52,395,000	58,786,142	59,947,373	(1,161,231)
Mexican New Peso,
Expiring
8/25/2017	1,222,290,000	66,436,026	66,735,255	(299,229)
Russian Ruble,
Expiring
8/25/2017	1,035,270,000	17,850,842	17,336,971	513,871
South African Rand,
Expiring
8/25/2017	429,780,000	32,991,479	32,531,086	460,393
South Korean Won,
Expiring
8/25/2017	102,502,575,000	91,340,737	89,658,671	1,682,066
Taiwan Dollar,
Expiring
8/25/2017	860,845,000	28,613,761	28,353,800	259,961
Goldman Sachs International
Czech Koruna,
Expiring
8/25/2017	67,100,000	2,872,382	2,944,942	(72,560)
Euro,
Expiring
7/31/2017	152,725,000	171,324,614	174,739,243	(3,414,629)
Polish Zloty,
Expiring
8/25/2017	156,225,000	41,752,412	42,146,365	(393,953)
HSBC
Australian Dollar,
Expiring
7/31/2017	109,880,000	83,920,191	84,416,323	(496,132)
Euro,
Expiring
7/31/2017	36,720,000	41,194,332	42,012,932	(818,600)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
HSBC (continued)
Mexican New Peso,
Expiring
7/3/2017	675,549,561	37,451,467	37,222,925	228,542
New Zealand Dollar,
Expiring
7/31/2017	161,145,000	117,243,462	118,017,395	(773,933)
JP Morgan Chase Bank
Euro,
Expiring
7/31/2017	104,125,000	116,806,176	119,133,892	(2,327,716)
Israeli Shekel
Expiring
8/25/2017	12,670,000	3,600,559	3,640,231	(39,672)
Mexican New Peso,
Expiring
8/25/2017	49,680,000	2,714,136	2,712,456	1,680
Turkish Lira,
Expiring
8/25/2017	60,015,000	16,751,437	16,773,968	(22,531)
UBS
British Pound,
Expiring
7/31/2017	62,100,000	79,078,140	80,969,128	(1,890,988)
Euro,
Expiring
7/3/2017	41,960,932	48,003,305	47,925,773	77,532
7/31/2017	6,570,000	7,368,814	7,517,020	(148,206)
Norwegian Krone,
Expiring
7/31/2017	67,065,000	7,864,805	8,038,505	(173,700)
Gross Unrealized Appreciation				8,279,368
Gross Unrealized Depreciation				(15,689,346)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS

June 30, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps

Notional Amount($)†	Currency/ Floating Rate	Counterparty	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation (Depreciation) ($)
116,400,000	CAD - 6 Month LIBOR	Bank of America	1.25	6/21/2019	(269,215)
24,700,000	CAD - 6 Month LIBOR	Bank of America	1.84	6/21/2019	429,572
345,600,000	CAD - 6 Month LIBOR	Bank of America	1.25	6/20/2019	(771,405)
70,800,000	CAD - 6 Month LIBOR	Bank of America	1.84	6/20/2027	1,229,613
Gross Unrealized Appreciation				1,659,185
Gross Unrealized Depreciation				(1,040,620)

CAD—Canadian Dollar

LIBOR—London Interbank Offered Rate

† Clearing House-Chicago Mercantile Exchange
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $56,811,682)—Note 1(c):
Unaffiliated issuers	2,652,018,990	2,680,999,207
Affiliated issuers	104,370,679	104,370,679
Cash		4,643,609
Cash denominated in foreign currency	14,996,498	14,960,053
Receivable for investment securities sold		86,022,316
Dividends, interest and securities lending income receivable		21,327,728
Receivable for shares of Beneficial Interest subscribed		10,026,048
Unrealized appreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		8,279,368
Cash collateral held by broker—Note 4		1,571,709
Receivable for swap variation margin—Note 4		187,588
Prepaid expenses		154,524
		2,932,542,829
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,177,992
Payable for investment securities purchased		113,694,881
Liability for securities on loan—Note 1(c)		18,336,750
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		15,689,346
Payable for shares of Beneficial Interest redeemed		15,590,896
Payable for futures variation margin—Note 4		904,232
Outstanding options written, at value (premiums received $725,466)—See Statement of Options Written—Note 4		239,525
Distributions payable		11,534
Accrued expenses		416,053
		166,061,209
Net Assets ($)		2,766,481,620
Composition of Net Assets ($):
Paid-in capital		2,799,014,026
Accumulated undistributed investment income—net		15,505,620
Accumulated net realized gain (loss) on investments		(70,629,819)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including $754,742 net unrealized appreciation on futures and $618,565 net unrealized appreciation on centrally cleared swap agreements)		22,591,793
Net Assets ($)		2,766,481,620

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	153,604,154	85,686,127	2,381,930,779	145,260,560
Shares Outstanding	7,203,403	4,036,129	111,633,690	6,806,645
Net Asset Value Per Share ($)	21.32	21.23	21.34	21.34

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2017 (Unaudited)

Investment Income ($):
Income:
Interest (net of $99,559 foreign taxes withheld at source)	32,938,707
Dividends from affiliated issuers	174,134
Income from securities lending—Note 1(c)	71,474
Total Income	33,184,315
Expenses:
Investment advisory fee—Note 3(a)	5,358,825
Shareholder servicing costs—Note 3(c)	1,209,198
Custodian fees—Note 3(c)	391,234
Distribution fees—Note 3(b)	339,763
Registration fees	131,396
Administration fee—Note 3(a)	123,153
Trustees’ fees and expenses—Note 3(d)	98,469
Professional fees	78,486
Prospectus and shareholders’ reports	77,568
Loan commitment fees—Note 2	24,273
Miscellaneous	59,169
Total Expenses	7,891,534
Less—reduction in fees due to earnings credits—Note 3(c)	(4,126)
Net Expenses	7,887,408
Investment Income—Net	25,296,907
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	863,370
Net realized gain (loss) on options transactions	375,375
Net realized gain (loss) on futures	4,701,682
Net realized gain (loss) on swap agreements	(402,487)
Net realized gain (loss) on forward foreign currency exchange contracts	(73,341,928)
Net Realized Gain (Loss)	(67,803,988)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	112,504,778
Net unrealized appreciation (depreciation) on options transactions	1,584,847
Net unrealized appreciation (depreciation) on futures	2,902,635
Net unrealized appreciation (depreciation) on swap agreements	618,565
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(4,074,570)
Net Unrealized Appreciation (Depreciation)	113,536,255
Net Realized and Unrealized Gain (Loss) on Investments	45,732,267
Net Increase in Net Assets Resulting from Operations	71,029,174

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations ($):
Investment income—net	25,296,907	36,556,854
Net realized gain (loss) on investments	(67,803,988)	67,578,473
Net unrealized appreciation (depreciation) on investments	113,536,255	(53,101,397)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,029,174	51,033,930
Distributions to Shareholders from ($):
Investment income—net:
Class A	(1,055,070)	(4,909,696)
Class C	(280,410)	(808,845)
Class I	(20,721,212)	(39,203,238)
Class Y	(1,326,676)	(1,831,873)
Net realized gain on investments:
Class A	(812,578)	(1,885,054)
Class C	(467,696)	(574,620)
Class I	(11,456,677)	(12,601,405)
Class Y	(733,418)	(572,867)
Total Distributions	(36,853,737)	(62,387,598)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	46,072,681	212,823,302
Class C	6,364,334	51,395,794
Class I	747,764,920	1,486,557,540
Class Y	48,924,734	75,666,411
Distributions reinvested:
Class A	1,763,868	6,624,872
Class C	675,155	1,235,683
Class I	27,862,902	42,582,313
Class Y	1,825,784	2,365,944
Cost of shares redeemed:
Class A	(223,350,243)	(156,385,690)
Class C	(21,229,462)	(31,014,339)
Class I	(604,914,152)	(947,437,488)
Class Y	(27,980,874)	(39,695,613)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	3,779,647	704,718,729
Total Increase (Decrease) in Net Assets	37,955,084	693,365,061
Net Assets ($):
Beginning of Period	2,728,526,536	2,035,161,475
End of Period	2,766,481,620	2,728,526,536
Undistributed investment income—net	15,505,620	13,592,081

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	2,171,943	9,903,836
Shares issued for distributions reinvested	83,285	315,020
Shares redeemed	(10,582,047)	(7,279,340)
Net Increase (Decrease) in Shares Outstanding	(8,326,819)	2,939,516
Class C
Shares sold	301,261	2,404,585
Shares issued for distributions reinvested	32,066	59,010
Shares redeemed	(1,006,682)	(1,451,030)
Net Increase (Decrease) in Shares Outstanding	(673,355)	1,012,565
Class Ia
Shares sold	35,227,682	69,114,509
Shares issued for distributions reinvested	1,314,521	2,021,953
Shares redeemed	(28,545,114)	(43,981,047)
Net Increase (Decrease) in Shares Outstanding	7,997,089	27,155,415
Class Ya
Shares sold	2,310,345	3,543,366
Shares issued for distributions reinvested	86,126	112,343
Shares redeemed	(1,314,271)	(1,837,932)
Net Increase (Decrease) in Shares Outstanding	1,082,200	1,817,777

[a]

During the period ended June 30, 2017, 405,453 Class A shares representing $8,547,588 were exchanged for 404,685 Class I shares and 293,825 Class I shares representing $6,258,464 were exchanged for 293,825 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	June 30, 2017	Year Ended December 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.03	21.03	21.69	21.14	21.82	20.74
Investment Operations:
Investment income—net[a]	.17	.26	.37	.44	.51	.43
Net realized and unrealized gain (loss) on investments	.37	.18	(.50)	1.15	(.55)	1.48
Total from Investment Operations	.54	.44	(.13)	1.59	(.04)	1.91
Distributions:
Dividends from investment income—net	(.14)	(.32)	(.41)	(.73)	(.62)	(.37)
Dividends from net realized gain on investments	(.11)	(.12)	(.12)	(.31)	(.02)	(.46)
Total Distributions	(.25)	(.44)	(.53)	(1.04)	(.64)	(.83)
Net asset value, end of period	21.32	21.03	21.03	21.69	21.14	21.82
Total Return (%)[b]	2.59[c]	2.12	(.61)	7.55	(.18)	9.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[d]	.81	.82	.89	.88	.93
Ratio of net expenses to average net assets	.83[d]	.81	.82	.89	.88	.93
Ratio of net investment income to average net assets	1.64[d]	1.20	1.68	2.06	2.35	1.99
Portfolio Turnover Rate	60.02[c]	125.98	178.07	180.28	189.93	245.46[e]
Net Assets, end of period ($ x 1,000)	153,604	326,654	264,829	122,987	104,431	75,834

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

c The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended December 31, 2012 was 197.97%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class C Shares	June 30, 2017	Year Ended December 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	20.94	20.95	21.63	21.06	21.74	20.68
Investment Operations:
Investment income—net[a]	.10	.10	.21	.28	.34	.27
Net realized and unrealized gain (loss) on investments	.37	.18	(.49)	1.14	(.55)	1.47
Total from Investment Operations	.47	.28	(.28)	1.42	(.21)	1.74
Distributions:
Dividends from investment income—net	(.07)	(.17)	(.28)	(.54)	(.45)	(.22)
Dividends from net realized gain on investments	(.11)	(.12)	(.12)	(.31)	(.02)	(.46)
Total Distributions	(.18)	(.29)	(.40)	(.85)	(.47)	(.68)
Net asset value, end of period	21.23	20.94	20.95	21.63	21.06	21.74
Total Return (%)[b]	2.23[c]	1.37	(1.34)	6.76	(.94)	8.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.57[d]	1.55	1.55	1.65	1.63	1.68
Ratio of net expenses to average net assets	1.57[d]	1.55	1.55	1.65	1.63	1.68
Ratio of net investment income to average net assets	.91[d]	.47	.95	1.29	1.58	1.24
Portfolio Turnover Rate	60.02[c]	125.98	178.07	180.28	189.93	245.46[e]
Net Assets, end of period ($ x 1,000)	85,686	98,626	77,460	27,989	19,481	16,613

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended December 31, 2012 was 197.97%.

See notes to financial statements.

Six Months Ended
Class I Shares	June 30, 2017	Year Ended December 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.06	21.06	21.71	21.17	21.85	20.77
Investment Operations:
Investment income—net[a]	.20	.32	.43	.51	.57	.50
Net realized and unrealized gain (loss) on investments	.38	.18	(.48)	1.14	(.55)	1.47
Total from Investment Operations	.58	.50	(.05)	1.65	.02	1.97
Distributions:
Dividends from investment income—net	(.19)	(.38)	(.48)	(.80)	(.68)	(.43)
Dividends from net realized gain on investments	(.11)	(.12)	(.12)	(.31)	(.02)	(.46)
Total Distributions	(.30)	(.50)	(.60)	(1.11)	(.70)	(.89)
Net asset value, end of period	21.34	21.06	21.06	21.71	21.17	21.85
Total Return (%)	2.77[b]	2.41	(.28)	7.85	.11	9.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53[c]	.52	.52	.59	.57	.63
Ratio of net expenses to average net assets	.53[c]	.52	.52	.59	.57	.63
Ratio of net investment income to average net assets	1.94[c]	1.50	1.99	2.35	2.62	2.29
Portfolio Turnover Rate	60.02[b]	125.98	178.07	180.28	189.93	245.46[d]
Net Assets, end of period ($ x 1,000)	2,381,931	2,182,666	1,610,590	627,638	271,132	200,694

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended December 31, 2012 was 197.97%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Y Shares	June 30, 2017		Year Ended December 31,
	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	21.06	21.06	21.71	21.17	21.23
Investment Operations:
Investment income—net[b]	.21	.33	.44	.54	.30
Net realized and unrealized gain (loss) on investments	.38	.18	(.49)	1.12	.04
Total from Investment Operations	.59	.51	(.05)	1.66	.34
Distributions:
Dividends from investment income—net	(.20)	(.39)	(.48)	(.81)	(.40)
Dividends from net realized gain on investments	(.11)	(.12)	(.12)	(.31)	-
Total Distributions	(.31)	(.51)	(.60)	(1.12)	(.40)
Net asset value, end of period	21.34	21.06	21.06	21.71	21.17
Total Return (%)	2.79[c]	2.46	(.29)	7.94	1.60[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.48[d]	.46	.48	.54	.55[d]
Ratio of net expenses to average net assets	.48[d]	.46	.48	.54	.55[d]
Ratio of net investment income to average net assets	2.00[d]	1.55	2.03	2.41	2.84[d]
Portfolio Turnover Rate	60.02[c]	125.98	178.07	180.28	189.93
Net Assets, end of period ($ x 1,000)	145,261	120,581	82,283	27,897	1

a From the close of business on July 1, 2013 (commencement of initial offering) to December 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Global Fixed Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Standish Mellon Asset Management Company LLC (“Standish”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	270,623,538	-	270,623,538
Commercial Mortgage-Backed	-	59,923,579	-	59,923,579
Corporate Bonds†	-	683,237,376	-	683,237,376
Foreign Government	-	1,530,398,401	-	1,530,398,401
Registered Investment Companies	104,370,679	-	-	104,370,679
Residential Mortgage-Backed	-	13,799,084	-	13,799,084
U.S. Treasury	-	119,624,126	-	119,624,126
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	8,279,368	-	8,279,368
Futures††	4,873,568	-	-	4,873,568
Options Purchased	-	3,393,103	-	3,393,103
Swaps††	-	1,659,185	-	1,659,185

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(15,689,346)	-	(15,689,346)
Futures††	(4,118,826)	-	-	(4,118,826)
Options Written	-	(239,525)	-	(239,525)
Swaps††	-	(1,040,620)	-	(1,040,620)

†  See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized appreciation (depreciation) at period end.

At June 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2017, The Bank of New York Mellon earned $16,980 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2017 were as follows:

Affiliated Investment Company	Value 12/31/2016 ($)	Purchases ($)	Sales ($)	Value 6/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	31,616,126	636,926,066	582,508,263	86,033,929	3.1
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	15,307,041	323,801,904	320,772,195	18,336,750.7
Total	46,923,167	960,727,970	903,280,458	104,370,679	3.8

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2016 was as follows: ordinary income $54,443,931 and long-term capital gains $7,943,667. The tax character of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Standish, Standish serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate Dreyfus for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $123,153 during the period ended June 30, 2017.

During the period ended June 30, 2017, the Distributor retained $44,337 from commissions earned on sales of the fund’s Class A shares and $19,758 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2017, Class C shares were charged $339,763 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

30, 2017, Class A and Class C shares were charged $243,884 and $113,254, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2017, the fund was charged $14,154 for transfer agency services and $1,528 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $1,528.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2017, the fund was charged $391,234 pursuant to the custody agreement. These fees were partially offset by earnings credit of $2,598.

During the period ended June 30, 2017, the fund was charged $5,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $905,757, administration fees $20,190, Distribution Plan fees $53,750, Shareholder Services Plan fees $49,414, custodian fees $140,639, Chief Compliance Officer fees $2,802 and transfer agency fees $5,440.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, options transactions, forward contracts, and swap agreements, during the period ended June 30, 2017, amounted to $1,564,020,132 and $1,669,311,380, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2017 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, the value of foreign currencies, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended June 30, 2017:

Option Written:	Premiums Received ($)	Options Terminated
		Cost ($)	Net Realized Gain (Loss) ($)
Contracts outstanding December 31, 2016
	400,200
Contracts written	1,283,946
Contracts terminated:
Contracts closed	558,480	135,742	422,738
Contracts expired	400,200	-	400,200
Total contracts terminated	958,680	135,742	822,938
Contracts outstanding June 30, 2017	725,466

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swap against default. Interest rate swaps open at June 30, 2017 are set forth in the Statement of Swap Agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At June 30, 2017, there were no credit default swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2017 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	9,178,152	[1,2,3]	Interest rate risk	(5,159,446)	[1,2]
Foreign exchange risk	9,027,072	[3,4]	Foreign exchange risk	(15,928,871)	[4,5]
Gross fair value of derivative contracts	18,205,224			(21,088,317)

Statement of Assets and Liabilities location:
[1]	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the
Statement of Assets and Liabilities.

[3]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[5]	Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2017 is shown below:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	4,701,682		277,947		-		-		4,979,629
Foreign exchange	-		97,428		(73,341,928)		-		(73,244,500)
Credit	-		-		-		(402,487)		(402,487)
Total	4,701,682		375,375		(73,341,928)		(402,487)		(68,667,358)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	2,902,635		526,365		-		618,565		4,047,565
Foreign exchange	-		1,058,482		(4,074,570)		-		(3,016,088)
Total	2,902,635		1,584,847		(4,074,570)		618,565		1,031,477

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	4,873,568	(4,118,826)
Options	3,393,103	(239,525)
Forward contracts	8,279,368	(15,689,346)
Swaps	1,659,185	(1,040,620)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	18,205,224	(21,088,317)
Derivatives not subject to
Master Agreements	(6,532,753)	5,159,446
Total gross amount of assets
and liabilities subject to
Master Agreements	11,672,471	(15,928,871)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2017:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	3,960,952		(3,218,285)	-		742,667
Citigroup	2,978,466		(1,549,811)	(969,000)		459,655
Goldman Sachs International	2,906,808		(2,906,808)	-		-
HSBC	228,542		(228,542)	-		-
JP Morgan Chase Bank	521,998		(521,998)	-		-
UBS	1,075,705		(1,075,705)	-		-
Total	11,672,471		(9,501,149)	(969,000)		1,202,322

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(3,218,285)		3,218,285	-		-
Barclays Bank	(8,248)		-	-		(8,248)
Citigroup	(1,549,811)		1,549,811	-		-
Goldman Sachs International	(3,881,142)		2,906,808	974,334		-
HSBC	(2,252,950)		228,542	-		(2,024,408)
JP Morgan Chase Bank	(2,805,541)		521,998	1,720,000		(563,543)
UBS	(2,212,894)		1,075,705	-		(1,137,189)
Total	(15,928,871)		9,501,149	2,694,334		(3,733,388)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
† See Statement of Investments for detailed information regarding collateral held for open futures contracts.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2017:

Average Market Value ($)
Interest rate futures	1,324,856,130
Interest rate options contracts	429,595
Foreign currency options contracts	489,435
Forward contracts	2,494,836,725

The following summarizes the average notional value of swap agreements outstanding during the period ended June 30, 2017:

Average Notional Value ($)
Interest rate swap agreements	61,414,911
Credit default swap agreements	7,944,509

At June 30, 2017, accumulated net unrealized appreciation on investments was $28,980,217, consisting of $66,357,178 gross unrealized appreciation and $37,376,961 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 22-23, 2017, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (together, the “Agreement”), and the Sub-Investment Advisory Agreement (together with the Agreement, the “Agreements”), pursuant to which Standish Mellon Asset Management Company LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance for Class A and Class I shares was above the Performance Group and Performance Universe medians for all periods except the one-year period when it was below the Performance Group and Performance Universe medians. The Board also considered that the fund’s yield performance for Class A and/or Class I shares was above the Performance Group median for four of the ten year periods and above or at the Performance Universe medians for three of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index for the last ten calendar years (seven years for Class A shares).

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (actual management fees were lowest in the Expense Group and total expenses were lowest in the Expense Group and Expense Universe).

Dreyfus representatives stated that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

NOTES

For More Information

Dreyfus/Standish Global Fixed Income Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Standish Mellon Asset Management
Company LLC
BNY Mellon Center
201 Washington Street
Suite 2900
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DHGAX Class C: DHGCX Class I: SDGIX Class Y: DSDYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6940SA0617

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 23, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 23, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)